PATHFINDER FUND

                             * * * *
                        Semi-Annual Report
                           (Unaudited)

                November 1, 1998 - April 30, 1999


                A NOTE FROM YOUR FUND'S PRESIDENT

     Even as large caps pulled back from Price/Earnings ratios of over 30, small caps rallied resulting in our Fund's gaining 12.65% from November 1, 1998 to April 30, 1999.*
     Small caps are at historically low Price/Earnings ratios relative to large caps. Your Fund's average Price/Earnings ratio is under 20, with earnings and revenue growth averaging well over 20%.
     This year we're seeing some encouraging signs of a re-emergence of interest in small caps. Stay tuned.

                                          /s/ Ed Bernstein


     At this writing, the Fund's Manager (including its officers and directors) owns more than 10% of the Fund's shares.

     The Fund's price is quoted in the Wall Street Journal, USA Today, Investor's Business Daily, and other major newspapers.
Barron's has quotes on a weekly basis. If we're not in your paper, call (800) 444-4778 for daily prices.

* The Fund's average total returns for the one-, five- and ten-year periods ended April 30, 1999, were (22.16)%, 7.63%, and 2.97%, respectively, as computed according to the SEC's rules. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.




                         PATHFINDER FUND
                     Schedule of Investments
                         April 30, 1999
                           (Unaudited)
Shares                                            Market Value
------                                            ------------

               COMMON STOCKS (100.29%)


               COMMUNICATIONS (11.50%)
   500         Alpine Group, Inc. (The)              $   6,938
 2,500         Applied Signal Technology, Inc.          16,250
 5,500         CTC Communications Corp.                115,844
 3,000         Gentner Communications Corp.             11,625
13,000         Intelect Communications, Inc.            25,594
 8,000         International FiberCom, Inc.             51,500
                                                      --------
               Total . . . . . . . . . . . . .         227,751
                                                      --------

               DIVERSIFIED OPERATIONS (9.25%)
 2,800         American National Financial*             14,700
 2,000         BMC Industries, Inc.*                    17,875
 6,000         Quixote Corporation *                    73,312
 3,000         Reliability Incorporated                 11,625
 1,000         Rush Enterprises, Inc.                   14,125
 5,500         Summa Industries                         51,563
                                                       --------
               Total . . . . . . . . . . . . .         183,200
                                                       --------

               ELECTRONICS/INSTRUMENTATION (6.83%)
32,000         All American Semiconductor               23,002
 3,000         American Superconductor Corp.            37,500
 3,000         Detection Systems, Inc.                  27,375
 7,000         JMAR Technologies, Inc.                  16,625
 2,000         Measurement Specialities, Inc.           16,000
 5,000         Winland Electronics, Inc.                15,000
                                                      --------
               Total . . . . . . . . . . . . .         135,502
                                                      --------

               ENVIRONMENTAL PRODUCTS/SERVICES (2.42%)
 2,000         Abatix Environmental Corp.               6,375
10,000         Hi-Rise Recycling Systems, Inc.         40,625
19,000         Recycling Industries, Inc.                 950
                                                      --------
               Total . . . . . . . . . . . . .         47,950
                                                      --------

               FOOD/RESTAURANT (6.29%)
 5,000         Hawaiian Natural Water Co.                8,438
 8,800         Main St. and Main, Inc.                  29,012
 8,500         Suprema Specialties, Inc.                48,875
12,000         Vermont Pure Holdings, Ltd.              38,250
                                                      --------
               Total . . . . . . . . . . . . .         124,575
                                                      --------

               HEALTH/BEAUTY (4.88%)
19,000         Bradley Pharmaceuticals                  25,532
 3,000         Castle Dental Centers, Inc.              22,688
 5,000         IVC Industries, Inc.                      5,000
 3,000         Styling Technology Corp.                 43,500
                                                      --------
               Total . . . . . . . . . . . . .          96,720
                                                      --------
               LEISURE (8.47%)
16,000         ARC International Corp.                  23,000
 4,500         Acclaim Entertainment, Inc.              29,250
 6,000         Ballantyne of Omaha, Inc.                47,624
 5,000         Concord Camera Corp.                     21,875
11,000         Grand Toys International, Inc.           46,063
                                                       --------
               Total . . . . . . . . . . . . .         167,812
                                                      --------

               MANUFACTURING (7.57%)
25,000         Allied Devices Corporation               32,033
 2,500         Genlyte Group, Inc.                      47,500
 3,300         K-Tron International, Inc.               60,740
 3,500         Neutral Posture Ergonomics                6,563
 1,000         Plasma-Therm, Inc.                        3,187
                                                      --------
               Total . . . . . . . . . . . . .         150,023
                                                      --------

               MEDICAL PRODUCTS/SERVICES (7.93%)
29,000         Biomerica, Inc.                          38,063
 1,500         Hanger Orthopedic Group, Inc.            21,937
11,800         Medical Action Industries, Inc.          30,238
 1,000         OEC Medical Systems, Inc.                23,688
20,000         Trinity Biotech plc ADR                  43,125
                                                      --------
               Total . . . . . . . . . . . . .         157,051
                                                      --------

               RETAIL (14.82%)
 3,000         Active Apparel Group, Inc.                8,250
 5,000         Big Dog Holdings, Inc.*                  27,500
11,800         Loehmann's, Inc.                         19,913
 6,000         Phar-Mor, Inc.                           26,250
11,500         Shop At Home, Inc.                      160,281
20,000         Strouds, Inc.                            35,000
 3,000         U.S. Home & Garden, Inc.                 16,500
                                                      --------
               Total . . . . . . . . . . . . . .       293,694
                                                      --------

               SOFTWARE SYSTEMS/TRAINING (11.13%)
15,000         Canterbury Information Technology        24,375
 7,000         Computer Outsourcing Services            61,250
 7,000         Computron Software, Inc.                  8,313
10,000         FTI Consulting, Inc.                     40,000
 7,500         4Front Technologies, Inc.                66,093
 7,000         Interface Systems, Inc.                  15,750
 3,000         Zitel Corporation                         4,688
                                                      --------
               Total . . . . . . . . . . . . .         220,469
                                                      --------

               OTHER (9.20%)
 2,600         AMCON Distributing Company*              17,062
 3,000         Ampex Corporation                        13,688
 2,500         D.G. Jewellery of Canada Ltd.            18,437
 2,000         Fields Aircraft Spares, Inc.             10,500
 7,000         Government Technology Services, Inc.     27,563
17,000         ITEX Corporation                         12,750
11,000         International Business Schools, Inc.     13,750
21,000         Mitek Systems, Inc.                      32,812
11,000         OTR Express, Inc.                        35,750
                                                      --------
               Total . . . . . . . . . . . . .         182,312
                                                      --------



Total Investments in Securities
(Cost $2,053,010)**               100.29 %        $ 1,987,059
                                  ------            ---------
Liabilities in Excess of
of Other Assets                   ( 0.29)%         (    5,804)
                                  ------            ---------

Total Net Assets                  100.00 %        $ 1,981,255
                                  ======            =========



 * Income-producing security (all other securities are non-income producing)

** Cost for federal income tax purposes is $2,061,248 and net unrealized appreciation consists of:

          Gross Unrealized Appreciation            $    401,931
          Gross Unrealized Depreciation                (476,120)
                                                        -------
               Net Unrealized Depreciation         $   ( 74,189)
                                                        =======

                See Notes to Financial Statements



                         PATHFINDER FUND
               Statement of Assets and Liabilities
                         Apri1 30, 1999
                           (Unaudited)

ASSETS:

Investments in securities, at value
     (identified cost $2,053,010)
     (Notes 2A and 3). . . . . . . . . . . . .       $ 1,987,059
Cash . . . . . . . . . . . . . . . . . . . . .            28,754
Receivables:
     Investment securities sold. . . . . . . .             9,705
     Dividends . . . . . . . . . . . . . . . .               200
Other assets . . . . . . . . . . . . . . . . .             8,676
                                                      ----------
     Total Assets. . . . . . . . . . . . . . .         2,034,394
                                                      ----------
LIABILITIES:

Payables:
     Investment securities purchased . . . . .            15,905
     Capital shares redeemed . . . . . . . . .             3,230
Accrued expenses . . . . . . . . . . . . . . .            34,004
                                                      ----------
     Total Liabilities . . . . . . . . . . . .            53,139
                                                      ----------

NET ASSETS . . . . . . . . . . . . . . . . . .       $ 1,981,255
                                                       ==========

Net asset value, offering and redemption
  price per share
  ($1,981,255 / 258,407 shares). . . . . . .         $      7.67
                                                           =====
At April 30, 1999 the components of
  net assets were as follows:
     Paid-in capital . . . . . . . . . . . . .       $  1,974,135
     Accumulated net realized gain
       on investments. . . . . . . . . . . . .             73,071
     Net unrealized depreciation
       of investments. . . . . . . . . . . . .          ( 65,951)
                                                      ----------
          Net Assets . . . . . . . . . . . . .       $ 1,981,255
                                                      ==========

                See Notes to Financial Statements



                         PATHFINDER FUND
                     Statement of Operations
               for the Six Months Ended April 30, 1999
                           (Unaudited)


INVESTMENT INCOME:

Income:
     Dividends  . . . . . . . . . . . . . . .     $       1,970
                                                         ------
          Total income. . . . . . . . . . . .             1,970
                                                         ------

Expenses:
     Investment Advisory Fee (Note 4) . . . .             8,885
     Transfer Agent . . . . . . . . . . . . .            12,627
     Custody. . . . . . . . . . . . . . . . .             6,880
     Professional Fees. . . . . . . . . . . .             6,352
     Insurance. . . . . . . . . . . . . . . .             4,026
     Accounting and Pricing . . . . . . . . .             9,939
     Trustee Fees . . . . . . . . . . . . . .             2,710
     Registration Fees. . . . . . . . . . . .             5,490
     Miscellaneous. . . . . . . . . . . . . .               391
                                                        -------
          Total expenses. . . . . . . . . . .            57,300

Reimbursement of expenses (Note 4). . . . . .          ( 32,197)
Fee reduction (Note 5). . . . . . . . . . . .          (    292)
                                                        -------
          Net expenses. . . . . . . . . . . .            24,811
                                                        -------
               Net investment loss. . . . . .          ( 22,841)
                                                         ------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on
  investment securities. . . . . . . . . . . .          108,035

Net increase in unrealized
 depreciation of investment securities. . . .           151,486
                                                        -------

          Net gain on investments . . . . . .           259,521
                                                        -------

          Net increase in net assets
            resulting from operations . . . .     $     236,680
                                                        =======

                See Notes to Financial Statements



                         PATHFINDER FUND
                Statement of Changes in Net Assets


                               Six Months Ended    Year Ended
                                April 30, 1999   October 31, 1998
                               ----------------  ----------------
                                 (Unaudited)

Operations:
  Net investment loss. . . . .   $ ( 22,841)      $  ( 27,293)

  Net realized gain on
    investment securities. . .       108,035            4,660
  Net change in unrealized
    appreciation (depreciation)
    of investment securities..       151,486         (862,384)
                                    --------         --------

  Net increase (decrease)
    in net assets resulting
    from operations. . . . . .       236,680         (885,017)
                                    --------         --------

  Distributions from
    net realized gains
    ($0.01 and $0.43,
    respectively). . . . . . .        (3,225)        (136,349)
                                   ---------         --------

  Capital share transactions:
    Shares sold. . . . . . . .       257,962        2,084,394
    Shares reinvested. . . . .         2,916          124,769
    Shares redeemed. . . . . .      (497,175)      (3,020,092)
                                   ---------       ----------

  Net decrease from capital
    share transactions (a) . .      (236,297)        (810,929)
                                   ---------        ---------

    Total decrease
      in net assets. . . . . .        (2,842)      (1,832,295)

  Net assets at the beginning
    of the period. . . . . . .     1,984,097        3,816,392
                                   ---------        ---------

  Net assets at the end
    of the period. . . . . . .   $ 1,981,255      $ 1,984,097
                                   =========        =========



(a) A summary of capital
    share transactions
    (number of shares) is
    as follows:
      Shares sold. . . . . . .        34,852          221,522
      Shares reinvested. . . .           415           14,697
      Shares redeemed. . . . .       (67,747)        (322,482)
                                    ---------        ---------

    Net decrease . . . . . . .       (32,480)         (86,263)
                                    =========        =========


                See Notes to Financial Statements



                         PATHFINDER FUND

FINANCIAL HIGHLIGHTS
For a share outstanding
throughout the period
                                                Six Months Ended
                                                  April 30, 1999
                                                    (Unaudited)

PER SHARE DATA
Net asset value at beginning of period. . . .     $    6.82
                                                      -----
Income from investment operations
Net investment loss . . . . . . . . . . . . .         (0.09)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          0.95
                                                      -----
    Total from investment operations. . . . .          0.86
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         (0.01)
Distributions from paid-in capital. . . . . .           --

   Total dividends and distributions. . . . .         (0.01)
                                                      -----
Net asset value at end of period. . . . . . .     $    7.67
                                                      =====

TOTAL RETURN                                          12.65%*

RATIOS / SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted) . . . . . . . . . . . . . .     $1,981
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          2.50%**
Ratio of expenses-net (b) . . . . . . . . . .          2.47%**
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (2.27)%**
Portfolio turnover rate . . . . . . . . . . .         36.55 %
Borrowings for the period:
  Amount of debt outstanding
    at the end of period
    (000's omitted). . . . . . . . . . . . . .          --
  Average amount of debt
    outstanding during the period
    (000's ommitted) (d) . . . . . . . . . . .    $   42
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .        278
  Average amount of debt per
    share during the period (d) . . . . . . .      $   0.15



                                                    Year Ended
                                                 October 31,1998

PER SHARE DATA
Net asset value at beginning of year. . . . .     $   10.12
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.09)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .         (2.78)
                                                      -----
    Total from investment operations. . . . .         (2.87)
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         ( .43)
Distributions from paid-in capital. . . . . .           --

   Total dividends and distributions. . . . .         ( .43)
                                                      -----
Net asset value at end of year. . . . . . . .     $    6.82
                                                      =====

TOTAL RETURN                                         (29.22)%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .     $1,984
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          2.11 %
Ratio of expenses-net (b) . . . . . . . . . .          2.09 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.95)%
Portfolio turnover rate . . . . . . . . . . .         44.71 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period
    (000's omitted). . . . . . . . . . . . . .    $   17
  Average amount of debt
    outstanding during the period
    (000's ommitted) (d) . . . . . . . . . . .    $  151
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .        325
  Average amount of debt per
    share during the period (d) . . . . . . .     $   0.46


                                                    Year Ended
                                                 October 31, 1997

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    9.01
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.10)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          2.39
                                                      -----
    Total from investment operations. . . . .          2.29
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         (1.18)
Distributions from paid-in capital. . . . . .           --

   Total dividends and distributions. . . . .         (1.18)
                                                      -----
Net asset value at end of year. . . . . . . .     $   10.12
                                                      =====

TOTAL RETURN                                          30.26 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .     $3,816
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.37 %
Ratio of expenses-net (b) . . . . . . . . . .          1.28 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (1.08)%
Portfolio turnover rate . . . . . . . . . . .        130.56 %
Average commission rate per share . . . . . .     $     .0327
Borrowings for the period:
  Amount of debt outstanding
    at the end of period
    (000's omitted) . . . . . . . . . . . . .      $ 1,096
  Average amount of debt
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .      $    57
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .         387
  Average amount of debt per
    share during the period (d) . . . . . . .      $   0.15


                                                    Year Ended
                                                 October 31, 1996

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    8.41
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.07)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.29
                                                       ----
    Total from investment operations. . . . .          1.22
                                                       ----
Less distributions
Distributions from realized gains . . . . . .          (.62)
Distributions from paid-in capital. . . . . .           --

   Total dividends and distributions. . . . .          (.62)
                                                        ---
Net asset value at end of period. . . . . . .     $    9.01
                                                       ====

TOTAL RETURN                                          15.60 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .     $   3,240
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .           .99 %
Ratio of expenses-net (b) . . . . . . . . . .           .99 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.74)%
Portfolio turnover rate . . . . . . . . . . .        118.55 %
Average commission rate per share . . . . . .     $     .0297
Borrowings for the period:
  Amount of debt outstanding
    at the end of period. . . . . . . . . . .           --
  Average amount of debt
    outstanding during the period (d) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .           --
  Average amount of debt per
    share during the period (d) . . . . . . .           --


                                                    Year Ended
                                                 October 31, 1995


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    6.87
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.05)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.59
                                                       ----
    Total from investment operations. . . . .          1.54
                                                       ----
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .           --

   Total dividends and distributions. . . . .           --

Net asset value at end of year. . . . . . . .     $    8.41
                                                       ====

TOTAL RETURN                                          22.42 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .     $   2,183
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.19 %
Ratio of expenses-net (b) . . . . . . . . . .          1.19 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.72)%
Portfolio turnover rate . . . . . . . . . . .         59.89 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period. . . . . . . . . . .           --
  Average amount of debt
    outstanding during the period (d) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .           --
  Average amount of debt per
    share during the period (d) . . . . . . .           --


                                                    Year Ended
                                                 October 31, 1994


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    7.34
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.39)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .           .27
                                                        ---
    Total from investment operations. . . . .          (.12)
                                                        ---
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .          (.35)

   Total dividends and distributions. . . . .          (.35)
                                                      -----
Net asset value at end of period. . . . . . .     $    6.87
                                                       ====

TOTAL RETURN                                          (1.57)%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .     $   2,632
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          6.19 %
Ratio of expenses-net (b) . . . . . . . . . .          6.19 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (5.56)%
Portfolio turnover rate . . . . . . . . . . .         89.62 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period. . . . . . . . . . .           --
  Average amount of debt
    outstanding during the period (d) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .           --
  Average amount of debt per
    share during the period (d) . . . . . . .           --



(a) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement by the Adviser was 5.70%* 4.25%, 4.14%, 3.62%, 3.29%, and 7.06%, respectively.
(b) Ratio of expenses-net includes the effect of custody credits.
(c) Ratio of net investment income (loss) to average net assets prior to fee waiver and expense reimbursement by the Adviser was (5.50)%* (3.11)%, (3.94)%, (3.37)%, (2.83)%, and (6.44)%,
respectively.
(d) Averages computed on a daily basis.
*    Not annualized
**   Annualized

                See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                   April 30, 1999
                                                   (Unaudited)
______________________________________________________________

Note 1 -- Organization
 PATHFINDER FUND (the "Fund") is a series of shares of Pathfinder Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust was organized on January 21, 1987, as a Massachusetts business trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes or "funds." Currently, the Trust offers shares in one fund, PATHFINDER FUND.

Note 2 -- Significant Accounting Policies
  The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
  A. SECURITY VALUATION. Portfolio securities of the Fund, which are traded both on an exchange and in the over-the-counter market, are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation is the last reported sale price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the bid and asked prices. Securities for which reliable quotations are not readily available and restricted securities are valued at their respective fair market values as determined in good faith by the Board of Trustees of the Trust. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.
  B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required for the Fund.
  C. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
  D. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

Note 3 -- Investments
  For the six months ended April 30, 1999, the cost of purchases and the proceeds from the sale of securities, excluding short-term notes, for the Fund aggregated $749,527 and $1,021,564, respectively.

Note 4 --  Investment Management and Distribution Agreements
  The Fund has entered into an Investment Management Agreement with the Manager under which the Fund pays a fee, computed daily and payable quarterly, at an annual rate of .875% of the Fund's average daily net assets. The Manager is responsible for supervising the performance of all administrative services in connection with the management of the Fund.
  The Manager has agreed that, in any fiscal year, if the operating expenses of the Fund (including the fees payable to the Manager but excluding taxes, interest, distribution fees, brokerage and extraordinary expenses) exceed the expense limitations applicable to the Fund imposed by state securities laws or any regulations thereunder, the Manager will reduce its fees by the extent of such excess (unless the Manager obtains a waiver of or variance from such limitations by the appropriate state securities authorities) and, if required pursuant to any such laws or regulations, will reimburse the Fund in the amount of such excess. The Manager also currently intends to limit the total operating expenses of the Fund to 2.50% of average daily net assets. Accordingly, the Manager waived its investment advisory fee of $8,885 and reimbursed $23,312 in other expenses for the six months ended April 30, 1999. Effective May 1, 1999, the Manager will cease reimbursing Fund expenses to maintain an expense ratio no greater than 2.5%. The Manager will continue to waive its management fee and reimbursement under the 12b-1 plan.
  The Trust has adopted a Plan pursuant to the rule 12b-1 under the Investment Company Act of 1940 (the "Plan") on behalf of the Fund, whereby it may pay up to a maximum annual rate of .25% of its average daily net assets to the Manager for expenses incurred in the distribution of the Fund's shares. Pursuant to this Plan the Manager is entitled to reimbursement at the end of each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution-related expenses, a prorated portion of the Manager's overhead expenses attributable to the distribution of the Fund's shares (including leases, communications, salaries, training, supplies, photocopying, interest on overhead, and any other category of the Manager's expenses attributable to the distribution of the Fund's shares) and fees paid to dealers, banks or others as a distribution service fee for servicing shareholders of the Fund. The Plan permits the Manager to carry forward for a maximum of three years distribution expenses covered by the Plan for which the Manager has not yet received reimbursement. The Manager has waived reimbursement for all distribution expenses under the Plan, including any accrued carry forwards, for the six months ended April 30, 1999.
  Certain officers and Trustees of the Fund (the "Trust") are also officers and/or Directors of the Manager. During the six months ended April 30, 1999 the Fund did not pay any compensation to its officers.


Note 5 -- Custody of Securities
  Under an agreement with the Custodian Bank, custody fees are reduced by credits for cash balances. Such reductions totalled $292 for the Trust during the six months ended April 30, 1999. The Fund's cash balances at the Custodian Bank, which earned credits against custody fees, could have been invested in short-term instruments at times when the cash balances rose to minimum investable levels and at times when cash was not needed for redemptions or securities purchased. Such short term investments would produce additional investment income to the Fund.








                   PATHFINDER FUND
                    P.O. Box 75231
              Los Angeles, CA 90075-0231
                    (800) 444-4778

                       * * * *

                OFFICERS AND TRUSTEES

           Edwin R. Bernstein, President,
           Chief Financial Officer, Trustee

           H. Randolph Moore, Jr., Trustee

              Patricia C. Nagle, Trustee

                Werner Lange, Trustee

          Patricia L. Stephan, Vice President,
                  Secretary, Trustee

                       * * * *

                        Manager
                  Pathfinder Advisers

             Shareholder Servicing Agent
                Unified Advisers, Inc.

                      Custodian
                 The Fifth Third Bank




             This report is intended for
             distribution to shareholders
             of the Fund.  It may also be
             given to prospective investors
             if preceded or accompanied by
             the Fund's current Prospectus
             which contains information
             regarding fees, charges and
             investment objectives and
             policies.